Schedule of Investments (unaudited)
August 31, 2025
BlackRock U.S. Insights Long/Short Equity Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.2%
Firefly Aerospace, Inc.(a)	414	$ 18,783
Voyager Technologies, Inc., Class A(a)	51	1,565
		20,348
Biotechnology — 0.0%
Caris Life Sciences, Inc.(a)	190	7,294
Capital Markets — 0.6%
Bullish(a)	711	41,970
Etoro Group Ltd., Class A(a)	580	25,752
Miami International Holdings, Inc.(a)	262	9,846
		77,568
Financial Services — 0.3%
Chime Financial, Inc., Class A(a)	1,269	33,514
Health Care Technology — 0.0%
HeartFlow, Inc.(a)	36	1,134
Insurance — 0.4%
Accelerant Holdings, Class A(a)	1,330	26,666
Slide Insurance Holdings, Inc.(a)	1,491	19,950
		46,616
Media — 0.2%
MNTN, Inc., Class A(a)	15	306
NIQ Global Intelligence PLC(a)	1,268	21,607
		21,913
Software — 0.1%
Figma, Inc., Class A(a)(b)	227	15,954
Total Long-Term Investments — 1.8% (Cost: $209,277)		224,341
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(c)(d)(e)	18,104	$ 18,113

		Par (000)
U.S. Treasury Obligations(f) — 93.5%
U.S. Treasury Bills, 4.19%, 11/06/25	USD	11,772	11,684,886
Total Short-Term Securities — 93.6% (Cost: $11,701,595)			11,702,999
Total Investments — 95.4% (Cost: $11,910,872)			11,927,340
Other Assets Less Liabilities — 4.6%			569,840
Net Assets — 100.0%			$ 12,497,180

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(f)	Rates are discount rates or a range of discount rates as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/25	Shares Held at 08/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 18,104 (a)	$ —	$ 9	$ —	$ 18,113	18,104	$ 193 (b)	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock U.S. Insights Long/Short Equity Fund
Derivative Financial Instruments Outstanding as of Period End
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Adobe, Inc.	Barclays Bank PLC	USD	39,468	07/23/26	0.20%	1D OBFR01	Monthly	$ (588)
Adobe, Inc.	Goldman Sachs Bank USA		81,970	08/18/26	0.20%	1D FEDL01	Monthly	427
Allegion PLC	Goldman Sachs Bank USA		108,159	08/18/26	0.20%	1D FEDL01	Monthly	1,702
Allegion PLC	HSBC Bank PLC		41,912	02/09/28	0.20%	1D OBFR01	Monthly	1,556
Allegion PLC	Merrill Lynch International		93,114	06/15/28	0.20%	1D OBFR01	Monthly	1,465
Allstate Corp. (The)	Barclays Bank PLC		5,960	07/23/26	0.20%	1D OBFR01	Monthly	(60)
Allstate Corp. (The)	Merrill Lynch International		113,729	06/15/28	0.20%	1D OBFR01	Monthly	(1,832)
Alphabet, Inc., Class A	Merrill Lynch International		147,420	06/15/28	0.20%	1D OBFR01	Monthly	6,514
Amazon.com, Inc.	Barclays Bank PLC		61,558	07/23/26	0.20%	1D OBFR01	Monthly	43
Amazon.com, Inc.	Goldman Sachs Bank USA		248,588	08/19/26	0.20%	1D FEDL01	Monthly	(2,184)
Amazon.com, Inc.	HSBC Bank PLC		204,875	02/09/28	0.20%	1D OBFR01	Monthly	5,805
Amazon.com, Inc.	Merrill Lynch International		108,584	06/15/28	0.20%	1D OBFR01	Monthly	(954)
Amphenol Corp., Class A	Merrill Lynch International		60,353	06/15/28	0.20%	1D OBFR01	Monthly	(480)
Apple Inc.	Goldman Sachs Bank USA		12,274	08/18/26	0.20%	1D FEDL01	Monthly	29
Apple Inc.	HSBC Bank PLC		366,960	02/09/28	0.20%	1D OBFR01	Monthly	4,464
Aptiv PLC	Merrill Lynch International		135,230	06/15/28	0.20%	1D OBFR01	Monthly	9,753
ASML Holding NV, Registered Shares	Barclays Bank PLC		25,666	07/23/26	0.20%	1D OBFR01	Monthly	(417)
ASML Holding NV, Registered Shares	HSBC Bank PLC		45,506	02/09/28	0.20%	1D OBFR01	Monthly	1,279
Assurant, Inc.	Goldman Sachs Bank USA		2,763	08/18/26	0.20%	1D FEDL01	Monthly	40
Assurant, Inc.	HSBC Bank PLC		2,439	02/09/28	0.20%	1D OBFR01	Monthly	148
Assurant, Inc.	Merrill Lynch International		63,325	06/15/28	0.20%	1D OBFR01	Monthly	927
Bank of America Corp.	Barclays Bank PLC		3,216	07/23/26	0.20%	1D OBFR01	Monthly	82
Bank of America Corp.	Goldman Sachs Bank USA		23,892	08/18/26	0.20%	1D FEDL01	Monthly	1,934
Bank of America Corp.	HSBC Bank PLC		32,253	02/09/28	0.20%	1D OBFR01	Monthly	3,316
Bath & Body Works, Inc.	Goldman Sachs Bank USA		59,769	08/18/26	0.20%	1D FEDL01	Monthly	1,105
Bath & Body Works, Inc.	Merrill Lynch International		7,199	06/15/28	0.20%	1D OBFR01	Monthly	133
Baxter International, Inc.	Barclays Bank PLC		26,896	07/23/26	0.20%	1D OBFR01	Monthly	164
Baxter International, Inc.	Goldman Sachs Bank USA		60,184	08/18/26	0.20%	1D FEDL01	Monthly	1,269
Baxter International, Inc.	Merrill Lynch International		17,289	06/15/28	0.20%	1D OBFR01	Monthly	365
Becton Dickinson & Co.	Merrill Lynch International		66,816	06/15/28	0.20%	1D OBFR01	Monthly	(1,009)
Biogen, Inc.	HSBC Bank PLC		392	02/09/28	0.20%	1D OBFR01	Monthly	5
Biogen, Inc.	Merrill Lynch International		68,330	06/15/28	0.20%	1D OBFR01	Monthly	(3,145)
Blue Owl Capital, Inc., Class A	Goldman Sachs Bank USA		131,604	08/18/26	0.20%	1D FEDL01	Monthly	(3,594)
Blue Owl Capital, Inc., Class A	HSBC Bank PLC		55,893	02/09/28	0.20%	1D OBFR01	Monthly	(3,481)
Boston Scientific Corp.	Barclays Bank PLC		29,409	07/23/26	0.20%	1D OBFR01	Monthly	(186)
Boston Scientific Corp.	Merrill Lynch International		136,081	06/15/28	0.20%	1D OBFR01	Monthly	3,073
BP PLC, ADR	Barclays Bank PLC		270,173	07/23/26	0.20%	1D OBFR01	Monthly	3,811
BP PLC, ADR	Goldman Sachs Bank USA		3,914	08/18/26	0.20%	1D FEDL01	Monthly	103
BP PLC, ADR	HSBC Bank PLC		21,986	02/09/28	0.20%	1D OBFR01	Monthly	702
BP PLC, ADR	Merrill Lynch International		32,202	06/15/28	0.20%	1D OBFR01	Monthly	844
Bristol-Myers Squibb Co.	HSBC Bank PLC		59,092	02/09/28	0.20%	1D OBFR01	Monthly	1,582
Broadcom, Inc.	Goldman Sachs Bank USA		204,635	08/18/26	0.20%	1D FEDL01	Monthly	(5,979)
Cadence Design Systems, Inc.	HSBC Bank PLC		64,779	02/09/28	0.20%	1D OBFR01	Monthly	(300)
Cadence Design Systems, Inc.	Merrill Lynch International		143,101	06/15/28	0.20%	1D OBFR01	Monthly	225
Camden Property Trust	Barclays Bank PLC		58,879	07/23/26	0.20%	1D OBFR01	Monthly	1,367
Camden Property Trust	HSBC Bank PLC		3,166	02/09/28	0.20%	1D OBFR01	Monthly	194
Capital One Financial Corp.	Barclays Bank PLC		58,937	07/23/26	0.20%	1D OBFR01	Monthly	1,598
Capital One Financial Corp.	HSBC Bank PLC		16,373	02/09/28	0.20%	1D OBFR01	Monthly	1,493
Cardinal Health, Inc.	HSBC Bank PLC		81,853	02/09/28	0.20%	1D OBFR01	Monthly	(4,488)
Carlyle Group, Inc. (The)	Barclays Bank PLC		106,189	07/23/26	0.20%	1D OBFR01	Monthly	(246)
Carvana Co., Class A	Barclays Bank PLC		21,111	07/23/26	0.20%	1D OBFR01	Monthly	832
Carvana Co., Class A	HSBC Bank PLC		93,841	02/09/28	0.20%	1D OBFR01	Monthly	6,577
Carvana Co., Class A	Merrill Lynch International		12,600	06/15/28	0.20%	1D OBFR01	Monthly	789
Cencora, Inc.	Barclays Bank PLC		191,360	07/23/26	0.20%	1D OBFR01	Monthly	(647)
Cencora, Inc.	Goldman Sachs Bank USA		37,188	08/18/26	0.20%	1D FEDL01	Monthly	(154)
Cencora, Inc.	HSBC Bank PLC		54,460	02/09/28	0.20%	1D OBFR01	Monthly	1,238
Cencora, Inc.	Merrill Lynch International		30,160	06/15/28	0.20%	1D OBFR01	Monthly	(125)
Charles Schwab Corp. (The)	Barclays Bank PLC		66,985	07/23/26	0.20%	1D OBFR01	Monthly	7

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock U.S. Insights Long/Short Equity Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Charles Schwab Corp. (The)	HSBC Bank PLC	USD	27,765	02/09/28	0.20%	1D OBFR01	Monthly	$ (355)
Charles Schwab Corp. (The)	Merrill Lynch International		87,556	06/15/28	0.20%	1D OBFR01	Monthly	(246)
Charter Communications, Inc., Class A	Goldman Sachs Bank USA		34,563	08/18/26	0.20%	1D FEDL01	Monthly	(303)
Charter Communications, Inc., Class A	Merrill Lynch International		86,767	06/15/28	0.20%	1D OBFR01	Monthly	(719)
Chevron Corp.	Barclays Bank PLC		307,122	07/23/26	0.20%	1D OBFR01	Monthly	4,699
Chevron Corp.	HSBC Bank PLC		11,781	02/09/28	0.20%	1D OBFR01	Monthly	425
Churchill Downs, Inc.	Barclays Bank PLC		65,441	07/23/26	0.20%	1D OBFR01	Monthly	(195)
Cintas Corp.	Barclays Bank PLC		75,025	07/23/26	0.20%	1D OBFR01	Monthly	(1,935)
Cisco Systems, Inc.	Barclays Bank PLC		86,775	07/23/26	0.20%	1D OBFR01	Monthly	2,282
Cisco Systems, Inc.	Goldman Sachs Bank USA		7,150	08/18/26	0.20%	1D FEDL01	Monthly	312
Cisco Systems, Inc.	Merrill Lynch International		23,567	06/15/28	0.20%	1D OBFR01	Monthly	1,029
Citigroup, Inc.	HSBC Bank PLC		61,387	02/09/28	0.20%	1D OBFR01	Monthly	2,542
Citizens Financial Group, Inc.	Goldman Sachs Bank USA		15,788	08/18/26	0.20%	1D FEDL01	Monthly	1,308
Citizens Financial Group, Inc.	HSBC Bank PLC		27,186	02/09/28	0.20%	1D OBFR01	Monthly	2,875
Citizens Financial Group, Inc.	Merrill Lynch International		197,079	06/15/28	0.20%	1D OBFR01	Monthly	16,328
Coca-Cola Co. (The)	Barclays Bank PLC		16,481	07/23/26	0.20%	1D OBFR01	Monthly	(268)
Coca-Cola Co. (The)	HSBC Bank PLC		68,019	02/09/28	0.20%	1D OBFR01	Monthly	(1,305)
Cognizant Technology Solutions Corp., Class A	Barclays Bank PLC		5,066	07/23/26	0.20%	1D OBFR01	Monthly	(8)
Cognizant Technology Solutions Corp., Class A	HSBC Bank PLC		53,785	02/09/28	0.20%	1D OBFR01	Monthly	2,064
Coherent Corp.	Goldman Sachs Bank USA		47,883	08/18/26	0.20%	1D FEDL01	Monthly	(1,381)
Coherent Corp.	HSBC Bank PLC		7,734	02/09/28	0.20%	1D OBFR01	Monthly	(1,673)
Coherent Corp.	Merrill Lynch International		6,258	06/15/28	0.20%	1D OBFR01	Monthly	(196)
Colgate-Palmolive Co.	HSBC Bank PLC		94,345	02/09/28	0.20%	1D OBFR01	Monthly	(691)
Comcast Corp., Class A	Goldman Sachs Bank USA		181,366	08/19/26	0.20%	1D FEDL01	Monthly	2,819
Crown Castle, Inc.	HSBC Bank PLC		80,465	02/09/28	0.20%	1D OBFR01	Monthly	(4,127)
CVS Health Corp.	Goldman Sachs Bank USA		82,732	08/18/26	0.20%	1D FEDL01	Monthly	5,487
CVS Health Corp.	Merrill Lynch International		5,625	06/15/28	0.20%	1D OBFR01	Monthly	373
Danaher Corp.	Barclays Bank PLC		88,744	07/23/26	0.20%	1D OBFR01	Monthly	(2,506)
Danaher Corp.	Goldman Sachs Bank USA		105,676	08/18/26	0.20%	1D FEDL01	Monthly	(2,560)
Danaher Corp.	HSBC Bank PLC		18,050	02/09/28	0.20%	1D OBFR01	Monthly	473
Danaher Corp.	Merrill Lynch International		19,827	06/15/28	0.20%	1D OBFR01	Monthly	(480)
Devon Energy Corp.	Goldman Sachs Bank USA		38,575	08/19/26	0.20%	1D FEDL01	Monthly	2,759
Devon Energy Corp.	HSBC Bank PLC		35,942	02/09/28	0.20%	1D OBFR01	Monthly	3,046
Devon Energy Corp.	Merrill Lynch International		44,302	06/15/28	0.20%	1D OBFR01	Monthly	3,169
Diamondback Energy, Inc.	Goldman Sachs Bank USA		59,173	08/18/26	0.20%	1D FEDL01	Monthly	3,604
Diamondback Energy, Inc.	HSBC Bank PLC		16,333	02/09/28	0.20%	1D OBFR01	Monthly	774
Dow, Inc.	Goldman Sachs Bank USA		21,468	08/18/26	0.20%	1D FEDL01	Monthly	1,167
Dow, Inc.	HSBC Bank PLC		43,586	02/09/28	0.20%	1D OBFR01	Monthly	7,004
Dow, Inc.	Merrill Lynch International		55,597	06/15/28	0.20%	1D OBFR01	Monthly	3,023
DTE Energy Co.	Barclays Bank PLC		59,475	07/23/26	0.20%	1D OBFR01	Monthly	(1,398)
Duolingo, Inc., Class A	Barclays Bank PLC		61,396	07/23/26	0.20%	1D OBFR01	Monthly	(6,292)
Duolingo, Inc., Class A	Merrill Lynch International		22,231	06/15/28	0.20%	1D OBFR01	Monthly	(1,977)
Ecolab, Inc.	Barclays Bank PLC		11,633	07/23/26	0.20%	1D OBFR01	Monthly	(274)
Ecolab, Inc.	Goldman Sachs Bank USA		87,057	08/18/26	0.20%	1D FEDL01	Monthly	(1,175)
Edwards Lifesciences Corp.	Barclays Bank PLC		237,798	07/23/26	0.20%	1D OBFR01	Monthly	(1,424)
Elevance Health, Inc.	Barclays Bank PLC		4,115	07/23/26	0.20%	1D OBFR01	Monthly	27
Elevance Health, Inc.	Goldman Sachs Bank USA		2,167	08/18/26	0.20%	1D FEDL01	Monthly	64
Elevance Health, Inc.	HSBC Bank PLC		15,581	02/09/28	0.20%	1D OBFR01	Monthly	1,307
Elevance Health, Inc.	Merrill Lynch International		36,839	06/15/28	0.20%	1D OBFR01	Monthly	1,081
Eli Lilly & Co.	Goldman Sachs Bank USA		60,731	08/18/26	0.20%	1D FEDL01	Monthly	3,004
Entegris, Inc.	Barclays Bank PLC		39,229	07/23/26	0.20%	1D OBFR01	Monthly	(1,797)
Entegris, Inc.	Goldman Sachs Bank USA		15,887	08/18/26	0.20%	1D FEDL01	Monthly	1,364
Entegris, Inc.	HSBC Bank PLC		11,776	02/09/28	0.20%	1D OBFR01	Monthly	1,707
Entegris, Inc.	Merrill Lynch International		4,627	06/15/28	0.20%	1D OBFR01	Monthly	397
Entergy Corp.	Barclays Bank PLC		114,164	07/23/26	0.20%	1D OBFR01	Monthly	(1,585)
EQT Corp.	HSBC Bank PLC		44,879	02/09/28	0.20%	1D OBFR01	Monthly	481
EQT Corp.	Merrill Lynch International		93,650	06/15/28	0.20%	1D OBFR01	Monthly	(1,790)
Equinix, Inc.	Barclays Bank PLC		3,146	07/23/26	0.20%	1D OBFR01	Monthly	(1)
Equinix, Inc.	Goldman Sachs Bank USA		51,566	08/18/26	0.20%	1D FEDL01	Monthly	322
Equinix, Inc.	Merrill Lynch International		32,815	06/15/28	0.20%	1D OBFR01	Monthly	205

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock U.S. Insights Long/Short Equity Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Evergy, Inc.	Barclays Bank PLC	USD	30,438	07/23/26	0.20%	1D OBFR01	Monthly	$ (438)
Evergy, Inc.	Merrill Lynch International		64,467	06/15/28	0.20%	1D OBFR01	Monthly	(618)
FedEx Corp.	HSBC Bank PLC		124,743	02/09/28	0.20%	1D OBFR01	Monthly	1,652
Ferrari NV	Goldman Sachs Bank USA		6,448	08/18/26	0.20%	1D FEDL01	Monthly	233
Ferrari NV	Merrill Lynch International		57,108	06/15/28	0.20%	1D OBFR01	Monthly	2,066
Fidelity National Financial, Inc., Class A	Barclays Bank PLC		63,192	07/23/26	0.20%	1D OBFR01	Monthly	(987)
Fidelity National Financial, Inc., Class A	HSBC Bank PLC		126,403	02/09/28	0.20%	1D OBFR01	Monthly	3,515
Fidelity National Information Services, Inc.	Merrill Lynch International		59,496	06/15/28	0.20%	1D OBFR01	Monthly	(1,065)
Fortrea Holdings, Inc.	Barclays Bank PLC		20,179	07/23/26	0.20%	1D OBFR01	Monthly	3,668
Fortrea Holdings, Inc.	Goldman Sachs Bank USA		19,143	08/18/26	0.20%	1D FEDL01	Monthly	4,310
Fortrea Holdings, Inc.	HSBC Bank PLC		10,140	02/09/28	0.20%	1D OBFR01	Monthly	5,039
Fortrea Holdings, Inc.	Merrill Lynch International		8,547	06/15/28	0.20%	1D OBFR01	Monthly	1,924
Fortune Brands Innovations, Inc.	Merrill Lynch International		62,798	06/15/28	0.20%	1D OBFR01	Monthly	(182)
Franklin Resources, Inc.	Merrill Lynch International		69,607	06/15/28	0.20%	1D OBFR01	Monthly	907
General Motors Co.	Barclays Bank PLC		41,851	07/23/26	0.20%	1D OBFR01	Monthly	158
General Motors Co.	HSBC Bank PLC		49,248	02/09/28	0.20%	1D OBFR01	Monthly	4,655
General Motors Co.	Merrill Lynch International		2,365	06/15/28	0.20%	1D OBFR01	Monthly	96
Gitlab, Inc., Class A	Goldman Sachs Bank USA		5,889	08/18/26	0.20%	1D FEDL01	Monthly	497
Gitlab, Inc., Class A	HSBC Bank PLC		48,423	02/09/28	0.20%	1D OBFR01	Monthly	9,105
Gitlab, Inc., Class A	Merrill Lynch International		16,295	06/15/28	0.20%	1D OBFR01	Monthly	1,376
Hasbro, Inc.	Goldman Sachs Bank USA		16,618	08/18/26	0.20%	1D FEDL01	Monthly	22
Hasbro, Inc.	HSBC Bank PLC		9,782	02/09/28	0.20%	1D OBFR01	Monthly	(41)
Hasbro, Inc.	Merrill Lynch International		100,208	06/15/28	0.20%	1D OBFR01	Monthly	37
Home Depot, Inc. (The)	Barclays Bank PLC		12,796	07/23/26	0.20%	1D OBFR01	Monthly	(187)
Home Depot, Inc. (The)	Goldman Sachs Bank USA		23,963	08/18/26	0.20%	1D FEDL01	Monthly	443
Home Depot, Inc. (The)	HSBC Bank PLC		12,023	02/09/28	0.20%	1D OBFR01	Monthly	587
Home Depot, Inc. (The)	Merrill Lynch International		94,653	06/15/28	0.20%	1D OBFR01	Monthly	1,751
Hubbell, Inc.	HSBC Bank PLC		60,286	02/09/28	0.20%	1D OBFR01	Monthly	1,777
HubSpot, Inc.	HSBC Bank PLC		61,404	02/09/28	0.20%	1D OBFR01	Monthly	4,791
Huntington Bancshares, Inc.	Barclays Bank PLC		70,291	07/23/26	0.20%	1D OBFR01	Monthly	1,822
Huntington Bancshares, Inc.	Merrill Lynch International		3,894	06/15/28	0.20%	1D OBFR01	Monthly	291
ICON PLC	Barclays Bank PLC		62,771	07/23/26	0.20%	1D OBFR01	Monthly	753
ICON PLC	Goldman Sachs Bank USA		10,375	08/18/26	0.20%	1D FEDL01	Monthly	124
ICON PLC	HSBC Bank PLC		104,570	02/09/28	0.20%	1D OBFR01	Monthly	12,870
ICON PLC	Merrill Lynch International		21,101	06/15/28	0.20%	1D OBFR01	Monthly	252
Insulet Corp.	Barclays Bank PLC		64,169	07/23/26	0.20%	1D OBFR01	Monthly	1,767
Insulet Corp.	Goldman Sachs Bank USA		62,005	08/18/26	0.20%	1D FEDL01	Monthly	3,592
Insulet Corp.	Merrill Lynch International		103,770	06/15/28	0.20%	1D OBFR01	Monthly	6,011
Intercontinental Exchange, Inc.	Goldman Sachs Bank USA		67,588	08/18/26	0.20%	1D FEDL01	Monthly	(1,716)
International Flavors & Fragrances, Inc.	Barclays Bank PLC		6,730	07/23/26	0.20%	1D OBFR01	Monthly	(47)
International Flavors & Fragrances, Inc.	Goldman Sachs Bank USA		55,815	08/18/26	0.20%	1D FEDL01	Monthly	1,433
Intuit, Inc.	Barclays Bank PLC		56,989	07/23/26	0.20%	1D OBFR01	Monthly	373
Intuit, Inc.	HSBC Bank PLC		6,741	02/09/28	0.20%	1D OBFR01	Monthly	(738)
Invesco Ltd.	Barclays Bank PLC		1,961	07/23/26	0.20%	1D OBFR01	Monthly	31
Invesco Ltd.	Merrill Lynch International		58,439	06/15/28	0.20%	1D OBFR01	Monthly	2,131
Keurig Dr Pepper, Inc.	Barclays Bank PLC		52,913	07/23/26	0.20%	1D OBFR01	Monthly	(9,104)
Keurig Dr Pepper, Inc.	Merrill Lynch International		68,725	06/15/28	0.20%	1D OBFR01	Monthly	(11,243)
Keysight Technologies, Inc.	Barclays Bank PLC		67,916	07/23/26	0.20%	1D OBFR01	Monthly	(1,400)
Keysight Technologies, Inc.	Goldman Sachs Bank USA		31,863	08/18/26	0.20%	1D FEDL01	Monthly	6
Keysight Technologies, Inc.	HSBC Bank PLC		86,109	02/09/28	0.20%	1D OBFR01	Monthly	(799)
Keysight Technologies, Inc.	Merrill Lynch International		8,007	06/15/28	0.20%	1D OBFR01	Monthly	1
Kinder Morgan, Inc.	HSBC Bank PLC		59,533	02/09/28	0.20%	1D OBFR01	Monthly	1,118
Loar Holdings, Inc.	HSBC Bank PLC		55,787	02/09/28	0.20%	1D OBFR01	Monthly	2,508
Marvell Technology, Inc.	Goldman Sachs Bank USA		61,181	08/18/26	0.20%	1D FEDL01	Monthly	(10,700)
Marvell Technology, Inc.	Merrill Lynch International		18,209	06/15/28	0.20%	1D OBFR01	Monthly	(3,185)
Mastercard, Inc., Class A	Barclays Bank PLC		62,891	07/23/26	0.20%	1D OBFR01	Monthly	(385)
Mastercard, Inc., Class A	Goldman Sachs Bank USA		290,268	08/18/26	0.20%	1D FEDL01	Monthly	6,781
McKesson Corp.	Barclays Bank PLC		3,447	07/23/26	0.20%	1D OBFR01	Monthly	(14)
McKesson Corp.	Goldman Sachs Bank USA		63,940	08/18/26	0.20%	1D FEDL01	Monthly	1,291
McKesson Corp.	HSBC Bank PLC		10,697	02/09/28	0.20%	1D OBFR01	Monthly	289

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock U.S. Insights Long/Short Equity Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
McKesson Corp.	Merrill Lynch International	USD	20,192	06/15/28	0.20%	1D OBFR01	Monthly	$ 408
Medtronic PLC	Barclays Bank PLC		66,102	07/23/26	0.20%	1D OBFR01	Monthly	71
Medtronic PLC	Merrill Lynch International		12,930	06/15/28	0.20%	1D OBFR01	Monthly	(29)
Merck & Co., Inc.	HSBC Bank PLC		106,511	02/09/28	0.20%	1D OBFR01	Monthly	4,528
Meta Platforms, Inc., Class A	Barclays Bank PLC		43,023	07/23/26	0.20%	1D OBFR01	Monthly	(917)
Meta Platforms, Inc., Class A	Goldman Sachs Bank USA		120,925	08/18/26	0.20%	1D FEDL01	Monthly	(7,166)
Meta Platforms, Inc., Class A	HSBC Bank PLC		110,010	02/09/28	0.20%	1D OBFR01	Monthly	(4,376)
Micron Technology, Inc.	Goldman Sachs Bank USA		59,492	08/18/26	0.20%	1D FEDL01	Monthly	1,322
Microsoft Corp.	Barclays Bank PLC		128,329	07/23/26	0.20%	1D OBFR01	Monthly	(137)
Microsoft Corp.	Goldman Sachs Bank USA		572,187	08/18/26	0.20%	1D FEDL01	Monthly	(14,828)
Microsoft Corp.	Merrill Lynch International		245,862	06/15/28	0.20%	1D OBFR01	Monthly	(4,171)
Middleby Corp. (The)	Barclays Bank PLC		3,021	07/23/26	0.20%	1D OBFR01	Monthly	(10)
Middleby Corp. (The)	HSBC Bank PLC		16,679	02/09/28	0.20%	1D OBFR01	Monthly	2,343
Middleby Corp. (The)	Merrill Lynch International		53,309	06/15/28	0.20%	1D OBFR01	Monthly	1,704
Monolithic Power Systems, Inc.	Goldman Sachs Bank USA		10,744	08/18/26	0.20%	1D FEDL01	Monthly	121
Monolithic Power Systems, Inc.	HSBC Bank PLC		71,884	02/09/28	0.20%	1D OBFR01	Monthly	2,499
Nasdaq, Inc.	Goldman Sachs Bank USA		25,469	08/18/26	0.20%	1D FEDL01	Monthly	16
Nasdaq, Inc.	Merrill Lynch International		39,387	06/15/28	0.20%	1D OBFR01	Monthly	25
Natera, Inc.	Barclays Bank PLC		9,605	07/23/26	0.20%	1D OBFR01	Monthly	154
Natera, Inc.	HSBC Bank PLC		7,142	02/09/28	0.20%	1D OBFR01	Monthly	766
Natera, Inc.	Merrill Lynch International		67,816	06/15/28	0.20%	1D OBFR01	Monthly	2,176
Netflix, Inc.	Barclays Bank PLC		121,670	07/23/26	0.20%	1D OBFR01	Monthly	364
Netflix, Inc.	Goldman Sachs Bank USA		35,930	08/18/26	0.20%	1D FEDL01	Monthly	(890)
Netflix, Inc.	Merrill Lynch International		65,560	06/15/28	0.20%	1D OBFR01	Monthly	(1,523)
Neurocrine Biosciences, Inc.	Merrill Lynch International		135,780	06/15/28	0.20%	1D OBFR01	Monthly	6,472
NextEra Energy, Inc.	Barclays Bank PLC		53,653	07/23/26	0.20%	1D OBFR01	Monthly	(3,002)
NextEra Energy, Inc.	HSBC Bank PLC		5,938	02/09/28	0.20%	1D OBFR01	Monthly	(30)
NextEra Energy, Inc.	Merrill Lynch International		4,298	06/15/28	0.20%	1D OBFR01	Monthly	(192)
Nice Ltd., ADR	HSBC Bank PLC		62,518	02/09/28	0.20%	1D OBFR01	Monthly	(2,727)
Nice Ltd., ADR	Merrill Lynch International		3,862	06/15/28	0.20%	1D OBFR01	Monthly	238
NRG Energy, Inc.	Goldman Sachs Bank USA		59,597	08/18/26	0.20%	1D FEDL01	Monthly	(1,227)
NRG Energy, Inc.	HSBC Bank PLC		1,882	02/09/28	0.20%	1D OBFR01	Monthly	10
NVIDIA Corp.	Barclays Bank PLC		466,512	07/23/26	0.20%	1D OBFR01	Monthly	(9,986)
NVIDIA Corp.	Goldman Sachs Bank USA		87,494	08/18/26	0.20%	1D FEDL01	Monthly	(2,842)
NVIDIA Corp.	Merrill Lynch International		12,812	06/15/28	0.20%	1D OBFR01	Monthly	(445)
Old Dominion Freight Line, Inc.	Barclays Bank PLC		115,525	07/23/26	0.20%	1D OBFR01	Monthly	(5,921)
Old Dominion Freight Line, Inc.	HSBC Bank PLC		10,112	02/09/28	0.20%	1D OBFR01	Monthly	456
Old Dominion Freight Line, Inc.	Merrill Lynch International		11,336	06/15/28	0.20%	1D OBFR01	Monthly	(13)
Parker-Hannifin Corp.	HSBC Bank PLC		87,329	02/09/28	0.20%	1D OBFR01	Monthly	3,793
Performance Food Group Co.	Barclays Bank PLC		41,356	07/23/26	0.20%	1D OBFR01	Monthly	(188)
Performance Food Group Co.	HSBC Bank PLC		82,844	02/09/28	0.20%	1D OBFR01	Monthly	3,042
PG&E Corp.	Barclays Bank PLC		16,709	07/23/26	0.20%	1D OBFR01	Monthly	99
PG&E Corp.	HSBC Bank PLC		45,645	02/09/28	0.20%	1D OBFR01	Monthly	852
PG&E Corp.	Merrill Lynch International		3,860	06/15/28	0.20%	1D OBFR01	Monthly	67
Planet Fitness, Inc., Class A	Goldman Sachs Bank USA		61,179	08/18/26	0.20%	1D FEDL01	Monthly	(1,548)
PPG Industries, Inc.	Barclays Bank PLC		106,043	07/23/26	0.20%	1D OBFR01	Monthly	(2,821)
Public Service Enterprise Group, Inc.	Merrill Lynch International		62,028	06/15/28	0.20%	1D OBFR01	Monthly	(2,174)
Ralph Lauren Corp., Class A	Barclays Bank PLC		87,741	07/23/26	0.20%	1D OBFR01	Monthly	3,417
Range Resources Corp.	Barclays Bank PLC		60,764	07/23/26	0.20%	1D OBFR01	Monthly	1,676
Republic Services, Inc.	Barclays Bank PLC		114,582	07/23/26	0.20%	1D OBFR01	Monthly	(171)
Republic Services, Inc.	Goldman Sachs Bank USA		76,895	08/18/26	0.20%	1D FEDL01	Monthly	549
Robert Half, Inc.	Barclays Bank PLC		1,669	07/23/26	0.20%	1D OBFR01	Monthly	(27)
Robert Half, Inc.	Goldman Sachs Bank USA		26,739	08/18/26	0.20%	1D FEDL01	Monthly	729
Robert Half, Inc.	HSBC Bank PLC		14,638	02/09/28	0.20%	1D OBFR01	Monthly	1,335
Robert Half, Inc.	Merrill Lynch International		17,983	06/15/28	0.20%	1D OBFR01	Monthly	490
Rollins, Inc.	Goldman Sachs Bank USA		7,166	08/18/26	0.20%	1D FEDL01	Monthly	(99)
Rollins, Inc.	Merrill Lynch International		75,274	06/15/28	0.20%	1D OBFR01	Monthly	(1,037)
RTX Corp.	Barclays Bank PLC		33,435	07/23/26	0.20%	1D OBFR01	Monthly	505
RTX Corp.	Goldman Sachs Bank USA		16,950	08/18/26	0.20%	1D FEDL01	Monthly	496
RTX Corp.	HSBC Bank PLC		90,748	02/09/28	0.20%	1D OBFR01	Monthly	2,192

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock U.S. Insights Long/Short Equity Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
S&P Global, Inc.	HSBC Bank PLC	USD	9,467	02/09/28	0.20%	1D OBFR01	Monthly	$ (143)
S&P Global, Inc.	Merrill Lynch International		97,939	06/15/28	0.20%	1D OBFR01	Monthly	(1,413)
Salesforce, Inc.	Goldman Sachs Bank USA		9,455	08/18/26	0.20%	1D FEDL01	Monthly	539
Salesforce, Inc.	HSBC Bank PLC		6,940	02/09/28	0.20%	1D OBFR01	Monthly	235
Salesforce, Inc.	Merrill Lynch International		72,247	06/15/28	0.20%	1D OBFR01	Monthly	4,115
Sanofi SA, ADR	Barclays Bank PLC		99,106	07/23/26	0.20%	1D OBFR01	Monthly	(3,609)
Sanofi SA, ADR	Goldman Sachs Bank USA		16,225	08/18/26	0.20%	1D FEDL01	Monthly	(95)
Sanofi SA, ADR	Merrill Lynch International		49,322	06/15/28	0.20%	1D OBFR01	Monthly	(287)
Sempra	Barclays Bank PLC		10,445	07/23/26	0.20%	1D OBFR01	Monthly	(43)
Sempra	HSBC Bank PLC		12,093	02/09/28	0.20%	1D OBFR01	Monthly	126
Sempra	Merrill Lynch International		36,391	06/15/28	0.20%	1D OBFR01	Monthly	596
ServiceNow, Inc.	Barclays Bank PLC		32,810	07/23/26	0.20%	1D OBFR01	Monthly	1,136
ServiceNow, Inc.	Goldman Sachs Bank USA		59,840	08/18/26	0.20%	1D FEDL01	Monthly	3,465
ServiceNow, Inc.	Merrill Lynch International		124,015	06/15/28	0.20%	1D OBFR01	Monthly	7,181
Shell PLC, ADR	Barclays Bank PLC		27,862	07/23/26	0.20%	1D OBFR01	Monthly	213
Shell PLC, ADR	Goldman Sachs Bank USA		162,094	08/19/26	0.20%	1D FEDL01	Monthly	4,580
Shell PLC, ADR	Merrill Lynch International		23,351	06/15/28	0.20%	1D OBFR01	Monthly	660
SiteOne Landscape Supply, Inc.	Goldman Sachs Bank USA		140,727	08/18/26	0.20%	1D FEDL01	Monthly	3,659
SiteOne Landscape Supply, Inc.	HSBC Bank PLC		11,642	02/09/28	0.20%	1D OBFR01	Monthly	963
SLM Corp.	Barclays Bank PLC		62,508	07/23/26	0.20%	1D OBFR01	Monthly	(887)
Snowflake, Inc., Class A	Goldman Sachs Bank USA		144,532	08/18/26	0.20%	1D FEDL01	Monthly	28,735
Spotify Technology SA	Barclays Bank PLC		60,290	07/23/26	0.20%	1D OBFR01	Monthly	(967)
Spotify Technology SA	Goldman Sachs Bank USA		3,664	08/18/26	0.20%	1D FEDL01	Monthly	(255)
SS&C Technologies Holdings, Inc.	HSBC Bank PLC		85,758	02/09/28	0.20%	1D OBFR01	Monthly	1,838
SS&C Technologies Holdings, Inc.	Merrill Lynch International		5,818	06/15/28	0.20%	1D OBFR01	Monthly	123
STAG Industrial, Inc.	Goldman Sachs Bank USA		46,322	08/18/26	0.20%	1D FEDL01	Monthly	2,799
STAG Industrial, Inc.	HSBC Bank PLC		13,471	02/09/28	0.20%	1D OBFR01	Monthly	864
Stanley Black & Decker, Inc.	Barclays Bank PLC		52,178	07/23/26	0.20%	1D OBFR01	Monthly	(2,181)
Stanley Black & Decker, Inc.	Goldman Sachs Bank USA		3,629	08/18/26	0.20%	1D FEDL01	Monthly	11
Stanley Black & Decker, Inc.	HSBC Bank PLC		3,535	02/09/28	0.20%	1D OBFR01	Monthly	253
Synopsys, Inc.	Barclays Bank PLC		3,639	07/23/26	0.20%	1D OBFR01	Monthly	(18)
Synopsys, Inc.	HSBC Bank PLC		74,330	02/09/28	0.20%	1D OBFR01	Monthly	(1,908)
Targa Resources Corp.	Barclays Bank PLC		2,775	07/23/26	0.20%	1D OBFR01	Monthly	76
Targa Resources Corp.	Goldman Sachs Bank USA		54,016	08/18/26	0.20%	1D FEDL01	Monthly	1,513
Targa Resources Corp.	HSBC Bank PLC		5,448	02/09/28	0.20%	1D OBFR01	Monthly	88
TechnipFMC PLC	HSBC Bank PLC		72,626	02/09/28	0.20%	1D OBFR01	Monthly	3,761
Trane Technologies PLC	Goldman Sachs Bank USA		148,624	08/18/26	0.20%	1D FEDL01	Monthly	(2,748)
Trane Technologies PLC	Merrill Lynch International		45,514	06/15/28	0.20%	1D OBFR01	Monthly	(629)
TransDigm Group, Inc.	Goldman Sachs Bank USA		58,291	08/18/26	0.20%	1D FEDL01	Monthly	462
TransDigm Group, Inc.	HSBC Bank PLC		12,508	02/09/28	0.20%	1D OBFR01	Monthly	82
Trimble, Inc.	HSBC Bank PLC		185,969	02/09/28	0.20%	1D OBFR01	Monthly	(6,549)
Trimble, Inc.	Merrill Lynch International		6,086	06/15/28	0.20%	1D OBFR01	Monthly	(105)
Union Pacific Corp.	Goldman Sachs Bank USA		17,442	08/18/26	0.20%	1D FEDL01	Monthly	220
Union Pacific Corp.	Merrill Lynch International		278,845	06/15/28	0.20%	1D OBFR01	Monthly	3,524
United Rentals, Inc.	Barclays Bank PLC		18,599	07/23/26	0.20%	1D OBFR01	Monthly	528
United Rentals, Inc.	Goldman Sachs Bank USA		29,084	08/18/26	0.20%	1D FEDL01	Monthly	1,519
United Rentals, Inc.	HSBC Bank PLC		79,884	02/09/28	0.20%	1D OBFR01	Monthly	9,055
United Rentals, Inc.	Merrill Lynch International		69,984	06/15/28	0.20%	1D OBFR01	Monthly	3,654
UnitedHealth Group, Inc.	Barclays Bank PLC		74,703	07/23/26	0.20%	1D OBFR01	Monthly	595
UWM Holdings Corp., Class A	Merrill Lynch International		96,619	06/15/28	0.20%	1D OBFR01	Monthly	5,747
Veeva Systems, Inc., Class A	Goldman Sachs Bank USA		13,189	08/18/26	0.20%	1D FEDL01	Monthly	(536)
Veeva Systems, Inc., Class A	Merrill Lynch International		46,862	06/15/28	0.20%	1D OBFR01	Monthly	(1,905)
Verizon Communications, Inc.	Barclays Bank PLC		81,147	07/23/26	0.20%	1D OBFR01	Monthly	(383)
Verizon Communications, Inc.	Goldman Sachs Bank USA		31,764	08/18/26	0.20%	1D FEDL01	Monthly	(7)
Vertiv Holdings Co., Class A	Barclays Bank PLC		6,424	07/23/26	0.20%	1D OBFR01	Monthly	81
Vertiv Holdings Co., Class A	HSBC Bank PLC		6,017	02/09/28	0.20%	1D OBFR01	Monthly	(532)
Vertiv Holdings Co., Class A	Merrill Lynch International		52,829	06/15/28	0.20%	1D OBFR01	Monthly	(2,191)
Visa, Inc., Class A	Barclays Bank PLC		135,727	07/23/26	0.20%	1D OBFR01	Monthly	764
Visa, Inc., Class A	Goldman Sachs Bank USA		45,126	08/18/26	0.20%	1D FEDL01	Monthly	958
Voya Financial, Inc.	Barclays Bank PLC		97,601	07/23/26	0.20%	1D OBFR01	Monthly	(1,711)

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock U.S. Insights Long/Short Equity Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Voya Financial, Inc.	Goldman Sachs Bank USA	USD	15,022	08/18/26	0.20%	1D FEDL01	Monthly	$ 221
Walmart, Inc.	HSBC Bank PLC		18,983	02/09/28	0.20%	1D OBFR01	Monthly	(1,235)
Walmart, Inc.	Merrill Lynch International		47,300	06/15/28	0.20%	1D OBFR01	Monthly	(1,428)
Waste Connections, Inc.	Barclays Bank PLC		19,217	07/23/26	0.20%	1D OBFR01	Monthly	3
Waste Connections, Inc.	Merrill Lynch International		121,209	06/15/28	0.20%	1D OBFR01	Monthly	26
WESCO International, Inc.	Barclays Bank PLC		52,217	07/23/26	0.20%	1D OBFR01	Monthly	(555)
WESCO International, Inc.	HSBC Bank PLC		158,317	02/09/28	0.20%	1D OBFR01	Monthly	12,059
WillScot Holdings Corp., Class A	Barclays Bank PLC		46,476	07/23/26	0.20%	1D OBFR01	Monthly	(1,268)
WillScot Holdings Corp., Class A	Goldman Sachs Bank USA		4,086	08/18/26	0.20%	1D FEDL01	Monthly	10
WillScot Holdings Corp., Class A	Merrill Lynch International		76,820	06/15/28	0.20%	1D OBFR01	Monthly	191
Wingstop, Inc.	Barclays Bank PLC		6,976	07/23/26	0.20%	1D OBFR01	Monthly	(85)
Wingstop, Inc.	HSBC Bank PLC		59,288	02/09/28	0.20%	1D OBFR01	Monthly	2,399
Zoetis, Inc., Class A	Goldman Sachs Bank USA		55,017	08/18/26	0.20%	1D FEDL01	Monthly	818
Zoetis, Inc., Class A	HSBC Bank PLC		90,326	02/09/28	0.20%	1D OBFR01	Monthly	5,548
Total long positions of equity swaps								183,893
Short Contracts(b)
AAON, Inc.	Barclays Bank PLC		(58,037)	07/23/26	(0.15)%	1D OBFR01	Monthly	2,045
AAON, Inc.	Goldman Sachs Bank USA		(40,730)	08/18/26	(0.15)%	1D FEDL01	Monthly	(1,741)
AAON, Inc.	HSBC Bank PLC		(60,313)	02/09/28	(0.15)%	1D OBFR01	Monthly	(1,484)
AAON, Inc.	Merrill Lynch International		(19,490)	06/15/28	(0.15)%	1D OBFR01	Monthly	(833)
AES Corp. (The)	Barclays Bank PLC		(92,514)	07/23/26	(0.15)%	1D OBFR01	Monthly	(343)
Airbnb, Inc., Class A	Barclays Bank PLC		(3,248)	07/23/26	(0.15)%	1D OBFR01	Monthly	(15)
Airbnb, Inc., Class A	Goldman Sachs Bank USA		(11,259)	08/18/26	(0.15)%	1D FEDL01	Monthly	(489)
Airbnb, Inc., Class A	HSBC Bank PLC		(37,153)	02/09/28	(0.15)%	1D OBFR01	Monthly	(2,920)
Airbnb, Inc., Class A	Merrill Lynch International		(4,879)	06/15/28	(0.15)%	1D OBFR01	Monthly	(212)
Akamai Technologies, Inc.	Barclays Bank PLC		(5,435)	07/23/26	(0.15)%	1D OBFR01	Monthly	(104)
Akamai Technologies, Inc.	HSBC Bank PLC		(51,346)	02/09/28	(0.15)%	1D OBFR01	Monthly	(6,261)
Akamai Technologies, Inc.	Merrill Lynch International		(2,754)	06/15/28	(0.15)%	1D OBFR01	Monthly	(174)
Alcon AG	Barclays Bank PLC		(190,779)	07/23/26	(0.15)%	1D OBFR01	Monthly	5,140
Alcon AG	Goldman Sachs Bank USA		(36,745)	08/18/26	(0.15)%	1D FEDL01	Monthly	431
Align Technology, Inc.	Merrill Lynch International		(56,972)	06/15/28	(0.15)%	1D OBFR01	Monthly	188
Allegro MicroSystems, Inc.	HSBC Bank PLC		(57,878)	02/09/28	(0.15)%	1D OBFR01	Monthly	(150)
Altria Group, Inc.	Barclays Bank PLC		(65,031)	07/23/26	(0.15)%	1D OBFR01	Monthly	442
Altria Group, Inc.	Goldman Sachs Bank USA		(31,396)	08/18/26	(0.15)%	1D FEDL01	Monthly	(663)
Altria Group, Inc.	HSBC Bank PLC		(60,788)	02/09/28	(0.15)%	1D OBFR01	Monthly	(2,860)
American Express Co.	Barclays Bank PLC		(21,065)	07/23/26	(0.15)%	1D OBFR01	Monthly	(800)
American Express Co.	HSBC Bank PLC		(46,102)	02/09/28	(0.15)%	1D OBFR01	Monthly	(5,247)
Amgen, Inc.	Barclays Bank PLC		(31,134)	07/23/26	(0.15)%	1D OBFR01	Monthly	637
Amgen, Inc.	Goldman Sachs Bank USA		(117,995)	08/18/26	(0.15)%	1D FEDL01	Monthly	3,486
Amgen, Inc.	Merrill Lynch International		(2,668)	06/15/28	(0.15)%	1D OBFR01	Monthly	79
Apollo Global Management, Inc.	Barclays Bank PLC		(61,061)	07/23/26	(0.15)%	1D OBFR01	Monthly	(924)
Apollo Global Management, Inc.	Goldman Sachs Bank USA		(22,999)	08/18/26	(0.15)%	1D FEDL01	Monthly	521
Ares Management Corp., Class A	Barclays Bank PLC		(10,683)	07/23/26	(0.15)%	1D OBFR01	Monthly	110
Ares Management Corp., Class A	Merrill Lynch International		(52,954)	06/15/28	(0.15)%	1D OBFR01	Monthly	2,420
ARM Holdings PLC, ADR	Goldman Sachs Bank USA		(59,592)	08/18/26	(0.35)%	1D FEDL01	Monthly	257
Arthur J Gallagher & Co.	Goldman Sachs Bank USA		(52,397)	08/18/26	(0.15)%	1D FEDL01	Monthly	(1,795)
Arthur J Gallagher & Co.	HSBC Bank PLC		(3,184)	02/09/28	(0.15)%	1D OBFR01	Monthly	(146)
Arthur J Gallagher & Co.	Merrill Lynch International		(6,440)	06/15/28	(0.15)%	1D OBFR01	Monthly	(221)
Astera Labs, Inc.	Barclays Bank PLC		(28,475)	07/23/26	(0.15)%	1D OBFR01	Monthly	(494)
Astera Labs, Inc.	Merrill Lynch International		(36,241)	06/15/28	(0.15)%	1D OBFR01	Monthly	712
AT&T Inc.	Barclays Bank PLC		(25,231)	07/23/26	(0.15)%	1D OBFR01	Monthly	(456)
AT&T Inc.	HSBC Bank PLC		(1,236)	02/09/28	(0.15)%	1D OBFR01	Monthly	(53)
AT&T Inc.	Merrill Lynch International		(61,435)	06/15/28	(0.15)%	1D OBFR01	Monthly	(894)
Berkshire Hathaway, Inc., Class B	Barclays Bank PLC		(9,291)	07/23/26	(0.15)%	1D OBFR01	Monthly	(266)
Berkshire Hathaway, Inc., Class B	HSBC Bank PLC		(51,194)	02/09/28	(0.15)%	1D OBFR01	Monthly	(4,134)
Berkshire Hathaway, Inc., Class B	Merrill Lynch International		(7,635)	06/15/28	0.10%	1D OBFR01	Monthly	(412)
Bio-Rad Laboratories, Inc., Class A	Barclays Bank PLC		(63,195)	07/23/26	(0.15)%	1D OBFR01	Monthly	1,236
Bio-Rad Laboratories, Inc., Class A	Goldman Sachs Bank USA		(3,999)	08/18/26	(0.15)%	1D FEDL01	Monthly	(171)
Bio-Rad Laboratories, Inc., Class A	HSBC Bank PLC		(4,756)	02/09/28	(0.15)%	1D OBFR01	Monthly	(606)

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock U.S. Insights Long/Short Equity Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Bio-Rad Laboratories, Inc., Class A	Merrill Lynch International	USD	(6,285)	06/15/28	(0.15)%	1D OBFR01	Monthly	$ (269)
Blackstone, Inc., Class A	Barclays Bank PLC		(64,449)	07/23/26	(0.15)%	1D OBFR01	Monthly	(340)
Blackstone, Inc., Class A	Goldman Sachs Bank USA		(22,482)	08/18/26	(0.15)%	1D FEDL01	Monthly	29
Blackstone, Inc., Class A	HSBC Bank PLC		(129,216)	02/09/28	(0.15)%	1D OBFR01	Monthly	(1,905)
Blackstone, Inc., Class A	Merrill Lynch International		(6,865)	06/15/28	(0.15)%	1D OBFR01	Monthly	9
Booking Holdings, Inc.	Barclays Bank PLC		(85,813)	07/23/26	(0.15)%	1D OBFR01	Monthly	1,827
Booking Holdings, Inc.	Merrill Lynch International		(16,363)	06/15/28	(0.15)%	1D OBFR01	Monthly	(434)
Brighthouse Financial, Inc.	Merrill Lynch International		(68,474)	06/15/28	(0.15)%	1D OBFR01	Monthly	(2,368)
Brown & Brown, Inc.	Barclays Bank PLC		(45,817)	07/23/26	(0.15)%	1D OBFR01	Monthly	(137)
Brown & Brown, Inc.	Merrill Lynch International		(53,104)	06/15/28	(0.15)%	1D OBFR01	Monthly	(897)
BXP, Inc.	Barclays Bank PLC		(122,161)	07/23/26	(0.15)%	1D OBFR01	Monthly	(5,530)
Canadian National Railway Co.	Merrill Lynch International		(78,707)	06/15/28	-	1D OBFR01	Monthly	(2,588)
Cava Group, Inc.	Barclays Bank PLC		(4,592)	07/23/26	(0.15)%	1D OBFR01	Monthly	66
Cava Group, Inc.	Goldman Sachs Bank USA		(10,485)	08/18/26	(0.15)%	1D FEDL01	Monthly	353
Cava Group, Inc.	HSBC Bank PLC		(11,518)	02/09/28	(0.15)%	1D OBFR01	Monthly	(371)
Cava Group, Inc.	Merrill Lynch International		(51,027)	06/15/28	(0.15)%	1D OBFR01	Monthly	1,716
Cboe Global Markets, Inc.	Merrill Lynch International		(60,653)	06/15/28	(0.15)%	1D OBFR01	Monthly	2,845
CenterPoint Energy, Inc.	Barclays Bank PLC		(57,037)	07/23/26	(0.15)%	1D OBFR01	Monthly	510
CenterPoint Energy, Inc.	Goldman Sachs Bank USA		(11,550)	08/18/26	(0.15)%	1D FEDL01	Monthly	124
CenterPoint Energy, Inc.	HSBC Bank PLC		(6,756)	02/09/28	(0.15)%	1D OBFR01	Monthly	195
Clorox Co. (The)	Barclays Bank PLC		(11,550)	07/23/26	(0.15)%	1D OBFR01	Monthly	203
Clorox Co. (The)	Goldman Sachs Bank USA		(64,872)	08/18/26	(0.15)%	1D FEDL01	Monthly	2,108
Clorox Co. (The)	HSBC Bank PLC		(37,586)	02/09/28	(0.15)%	1D OBFR01	Monthly	2,008
Cognex Corp.	Barclays Bank PLC		(53,891)	07/23/26	(0.15)%	1D OBFR01	Monthly	987
Cognex Corp.	Goldman Sachs Bank USA		(6,875)	08/18/26	(0.15)%	1D FEDL01	Monthly	(200)
Cognex Corp.	HSBC Bank PLC		(3,641)	02/09/28	(0.15)%	1D OBFR01	Monthly	(270)
ConocoPhillips	Goldman Sachs Bank USA		(61,488)	08/18/26	(0.15)%	1D FEDL01	Monthly	(2,348)
Constellation Energy Corp.	Barclays Bank PLC		(2,481)	07/23/26	(0.15)%	1D OBFR01	Monthly	17
Constellation Energy Corp.	Goldman Sachs Bank USA		(53,490)	08/18/26	(0.15)%	1D FEDL01	Monthly	2,366
Constellation Energy Corp.	HSBC Bank PLC		(2,485)	02/09/28	(0.15)%	1D OBFR01	Monthly	22
Constellation Energy Corp.	Merrill Lynch International		(3,867)	06/15/28	(0.15)%	1D OBFR01	Monthly	171
Copart, Inc.	Barclays Bank PLC		(3,623)	07/23/26	(0.15)%	1D OBFR01	Monthly	11
Copart, Inc.	HSBC Bank PLC		(17,366)	02/09/28	(0.15)%	1D OBFR01	Monthly	(987)
Copart, Inc.	Merrill Lynch International		(71,797)	06/15/28	(0.15)%	1D OBFR01	Monthly	(2,638)
Core & Main, Inc., Class A	Goldman Sachs Bank USA		(121,251)	08/18/26	(0.15)%	1D FEDL01	Monthly	(1,135)
Core & Main, Inc., Class A	Merrill Lynch International		(15,774)	06/15/28	(0.15)%	1D OBFR01	Monthly	(148)
Crowdstrike Holdings, Inc., Class A	Barclays Bank PLC		(34,485)	07/23/26	(0.15)%	1D OBFR01	Monthly	(258)
Crowdstrike Holdings, Inc., Class A	Goldman Sachs Bank USA		(94,138)	08/18/26	(0.15)%	1D FEDL01	Monthly	924
Crowdstrike Holdings, Inc., Class A	Merrill Lynch International		(65,041)	06/15/28	(0.15)%	1D OBFR01	Monthly	638
CSX Corp.	Barclays Bank PLC		(116,811)	07/23/26	(0.15)%	1D OBFR01	Monthly	6,992
CSX Corp.	Goldman Sachs Bank USA		(48,306)	08/18/26	(0.15)%	1D FEDL01	Monthly	5,067
CSX Corp.	HSBC Bank PLC		(7,617)	02/09/28	(0.15)%	1D OBFR01	Monthly	628
CSX Corp.	Merrill Lynch International		(6,283)	06/15/28	(0.15)%	1D OBFR01	Monthly	659
Datadog, Inc., Class A	Merrill Lynch International		(59,582)	06/15/28	(0.15)%	1D OBFR01	Monthly	(4,384)
DaVita, Inc.	Barclays Bank PLC		(10,527)	07/23/26	(0.15)%	1D OBFR01	Monthly	195
DaVita, Inc.	Goldman Sachs Bank USA		(131,454)	08/19/26	(0.15)%	1D FEDL01	Monthly	(2,311)
DaVita, Inc.	HSBC Bank PLC		(67,340)	02/09/28	(0.15)%	1D OBFR01	Monthly	(4,295)
DENTSPLY SIRONA, Inc.	Barclays Bank PLC		(92,153)	07/23/26	(0.15)%	1D OBFR01	Monthly	2,263
Docusign, Inc.	Barclays Bank PLC		(30,448)	07/23/26	(0.15)%	1D OBFR01	Monthly	(753)
Docusign, Inc.	Goldman Sachs Bank USA		(7,303)	08/18/26	(0.15)%	1D FEDL01	Monthly	(593)
Docusign, Inc.	HSBC Bank PLC		(56,113)	02/09/28	(0.15)%	1D OBFR01	Monthly	(6,058)
Duke Energy Corp.	Goldman Sachs Bank USA		(55,715)	08/18/26	(0.15)%	1D FEDL01	Monthly	(18)
Duke Energy Corp.	HSBC Bank PLC		(8,772)	02/09/28	(0.15)%	1D OBFR01	Monthly	198
Eaton Corp. PLC	Barclays Bank PLC		(11,124)	07/23/26	(0.15)%	1D OBFR01	Monthly	(49)
Eaton Corp. PLC	HSBC Bank PLC		(127,357)	02/09/28	(0.15)%	1D OBFR01	Monthly	4,809
Emerson Electric Co.	Barclays Bank PLC		(28,627)	07/23/26	(0.15)%	1D OBFR01	Monthly	379
Emerson Electric Co.	Merrill Lynch International		(83,530)	06/15/28	(0.15)%	1D OBFR01	Monthly	(159)
Enbridge, Inc.	Merrill Lynch International		(60,117)	06/15/28	-	1D OBFR01	Monthly	(1,661)
Enphase Energy, Inc.	Barclays Bank PLC		(31,576)	07/23/26	(0.15)%	1D OBFR01	Monthly	436
Enphase Energy, Inc.	Goldman Sachs Bank USA		(73,395)	08/18/26	(0.15)%	1D FEDL01	Monthly	(3,965)

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock U.S. Insights Long/Short Equity Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Expedia Group, Inc.	Goldman Sachs Bank USA	USD	(3,526)	08/18/26	(0.15)%	1D FEDL01	Monthly	$ (125)
Expedia Group, Inc.	HSBC Bank PLC		(62,874)	02/09/28	(0.15)%	1D OBFR01	Monthly	(6,292)
Expedia Group, Inc.	Merrill Lynch International		(85,465)	06/15/28	(0.15)%	1D OBFR01	Monthly	(3,032)
Exxon Mobil Corp.	Goldman Sachs Bank USA		(26,197)	08/19/26	(0.15)%	1D FEDL01	Monthly	(1,919)
Exxon Mobil Corp.	HSBC Bank PLC		(109,684)	02/09/28	(0.15)%	1D OBFR01	Monthly	(7,692)
Exxon Mobil Corp.	Merrill Lynch International		(85,192)	06/15/28	(0.15)%	1D OBFR01	Monthly	(6,240)
Fastenal Co.	Barclays Bank PLC		(22,071)	07/23/26	(0.15)%	1D OBFR01	Monthly	320
Fastenal Co.	HSBC Bank PLC		(109,561)	02/09/28	(0.15)%	1D OBFR01	Monthly	(3,813)
Ferguson Enterprises, Inc.	Goldman Sachs Bank USA		(63,828)	08/18/26	(0.15)%	1D FEDL01	Monthly	30
Fifth Third Bancorp	Goldman Sachs Bank USA		(51,741)	08/19/26	(0.15)%	1D FEDL01	Monthly	(4,007)
Fifth Third Bancorp	HSBC Bank PLC		(5,080)	02/09/28	(0.15)%	1D OBFR01	Monthly	(504)
Fifth Third Bancorp	Merrill Lynch International		(30,203)	06/15/28	(0.15)%	1D OBFR01	Monthly	(2,339)
FirstEnergy Corp.	Barclays Bank PLC		(60,299)	07/23/26	(0.15)%	1D OBFR01	Monthly	234
Flagstar Financial, Inc.	Barclays Bank PLC		(67,015)	07/23/26	(0.15)%	1D OBFR01	Monthly	(1,008)
Flagstar Financial, Inc.	Goldman Sachs Bank USA		(11,630)	08/18/26	(0.15)%	1D FEDL01	Monthly	(857)
Flex Ltd.	Barclays Bank PLC		(60,954)	07/23/26	(0.15)%	1D OBFR01	Monthly	(1,996)
Flex Ltd.	Merrill Lynch International		(1,941)	06/15/28	(0.15)%	1D OBFR01	Monthly	(150)
Fortive Corp.	Barclays Bank PLC		(3,994)	07/23/26	(0.15)%	1D OBFR01	Monthly	117
Fortive Corp.	Merrill Lynch International		(57,359)	06/15/28	(0.15)%	1D OBFR01	Monthly	357
FTAI Aviation Ltd.	Barclays Bank PLC		(51,551)	07/23/26	(0.15)%	1D OBFR01	Monthly	(2,143)
FTAI Aviation Ltd.	Goldman Sachs Bank USA		(2,750)	08/18/26	(0.15)%	1D FEDL01	Monthly	(173)
FTAI Aviation Ltd.	HSBC Bank PLC		(4,762)	02/09/28	(0.15)%	1D OBFR01	Monthly	(623)
FTI Consulting, Inc.	HSBC Bank PLC		(61,425)	02/09/28	(0.15)%	1D OBFR01	Monthly	(466)
Genpact Ltd.	Barclays Bank PLC		(3,987)	07/23/26	(0.15)%	1D OBFR01	Monthly	(3)
Genpact Ltd.	Goldman Sachs Bank USA		(56,278)	08/18/26	(0.15)%	1D FEDL01	Monthly	(2,166)
GFL Environmental, Inc.	Goldman Sachs Bank USA		(102,787)	08/19/26	(0.15)%	1D FEDL01	Monthly	(996)
GFL Environmental, Inc.	Merrill Lynch International		(41,581)	06/15/28	(0.15)%	1D OBFR01	Monthly	(403)
Gilead Sciences, Inc.	Barclays Bank PLC		(45,678)	07/23/26	(0.15)%	1D OBFR01	Monthly	716
Gilead Sciences, Inc.	HSBC Bank PLC		(16,717)	02/09/28	(0.15)%	1D OBFR01	Monthly	902
Globe Life, Inc.	Goldman Sachs Bank USA		(60,131)	08/18/26	(0.15)%	1D FEDL01	Monthly	(2,007)
Goldman Sachs Group, Inc. (The)	Barclays Bank PLC		(22,257)	07/23/26	(0.15)%	1D OBFR01	Monthly	(101)
Goldman Sachs Group, Inc. (The)	Merrill Lynch International		(67,226)	06/15/28	(0.15)%	1D OBFR01	Monthly	(1,337)
GSK PLC, ADR	Goldman Sachs Bank USA		(103,163)	08/18/26	(0.15)%	1D FEDL01	Monthly	(813)
GSK PLC, ADR	Merrill Lynch International		(22,828)	06/15/28	(0.67)%	1D OBFR01	Monthly	(141)
HCA Healthcare, Inc.	Barclays Bank PLC		(67,630)	07/23/26	(0.15)%	1D OBFR01	Monthly	169
HCA Healthcare, Inc.	HSBC Bank PLC		(4,961)	02/09/28	(0.15)%	1D OBFR01	Monthly	(291)
Hexcel Corp.	Barclays Bank PLC		(1,269)	07/23/26	(0.15)%	1D OBFR01	Monthly	6
Hexcel Corp.	Goldman Sachs Bank USA		(2,161)	08/18/26	(0.15)%	1D FEDL01	Monthly	(50)
Hexcel Corp.	HSBC Bank PLC		(60,260)	02/09/28	(0.15)%	1D OBFR01	Monthly	(2,827)
HF Sinclair Corp.	Barclays Bank PLC		(47,772)	07/23/26	(0.15)%	1D OBFR01	Monthly	(2,396)
HF Sinclair Corp.	HSBC Bank PLC		(14,763)	02/09/28	(0.15)%	1D OBFR01	Monthly	(2,485)
Inspire Medical Systems, Inc.	Barclays Bank PLC		(62,394)	07/23/26	(0.15)%	1D OBFR01	Monthly	1,495
Inspire Medical Systems, Inc.	Goldman Sachs Bank USA		(1,317)	08/18/26	(0.15)%	1D FEDL01	Monthly	(89)
Inspire Medical Systems, Inc.	HSBC Bank PLC		(4,828)	02/09/28	(0.15)%	1D OBFR01	Monthly	(888)
Inspire Medical Systems, Inc.	Merrill Lynch International		(1,843)	06/15/28	(0.15)%	1D OBFR01	Monthly	(124)
International Business Machines Corp.	Barclays Bank PLC		(12,347)	07/23/26	(0.15)%	1D OBFR01	Monthly	(71)
International Business Machines Corp.	HSBC Bank PLC		(23,945)	02/09/28	(0.15)%	1D OBFR01	Monthly	(404)
International Business Machines Corp.	Merrill Lynch International		(170,681)	06/15/28	-	1D OBFR01	Monthly	(2,684)
J M Smucker Co. (The)	Barclays Bank PLC		(28,866)	07/23/26	(0.15)%	1D OBFR01	Monthly	686
J M Smucker Co. (The)	Merrill Lynch International		(49,510)	06/15/28	(0.15)%	1D OBFR01	Monthly	112
Jackson Financial, Inc., Class A	Barclays Bank PLC		(35,252)	07/23/26	(0.15)%	1D OBFR01	Monthly	(118)
Jackson Financial, Inc., Class A	Goldman Sachs Bank USA		(35,698)	08/18/26	(0.15)%	1D FEDL01	Monthly	(1,648)
Johnson Controls International PLC	Goldman Sachs Bank USA		(8,489)	08/18/26	(0.15)%	1D FEDL01	Monthly	(276)
Johnson Controls International PLC	HSBC Bank PLC		(56,786)	02/09/28	(0.15)%	1D OBFR01	Monthly	(721)
KLA Corp.	Goldman Sachs Bank USA		(12,249)	08/18/26	(0.15)%	1D FEDL01	Monthly	41
KLA Corp.	HSBC Bank PLC		(122,583)	02/09/28	(0.15)%	1D OBFR01	Monthly	5,735
Labcorp Holdings, Inc.	Barclays Bank PLC		(63,425)	07/23/26	(0.15)%	1D OBFR01	Monthly	43
Labcorp Holdings, Inc.	HSBC Bank PLC		(9,836)	02/09/28	(0.15)%	1D OBFR01	Monthly	(449)
Lattice Semiconductor Corp.	HSBC Bank PLC		(58,927)	02/09/28	(0.15)%	1D OBFR01	Monthly	(4,665)
Lennox International, Inc.	Barclays Bank PLC		(5,327)	07/23/26	(0.15)%	1D OBFR01	Monthly	307

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock U.S. Insights Long/Short Equity Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Lennox International, Inc.	Merrill Lynch International	USD	(54,433)	06/15/28	(0.15)%	1D OBFR01	Monthly	$ 3,110
Liberty Media Corp. - Liberty Formula One, Class C, NVS	Goldman Sachs Bank USA		(60,155)	08/18/26	(0.15)%	1D FEDL01	Monthly	(284)
Lincoln National Corp.	Merrill Lynch International		(70,186)	06/15/28	(0.15)%	1D OBFR01	Monthly	(4,083)
Linde PLC	Barclays Bank PLC		(72,732)	07/23/26	0.10%	1D OBFR01	Monthly	510
Linde PLC	HSBC Bank PLC		(19,842)	02/09/28	(0.15)%	1D OBFR01	Monthly	(247)
LPL Financial Holdings, Inc.	Barclays Bank PLC		(124,679)	07/23/26	(0.15)%	1D OBFR01	Monthly	(702)
LPL Financial Holdings, Inc.	HSBC Bank PLC		(8,136)	02/09/28	(0.15)%	1D OBFR01	Monthly	118
Lululemon Athletica, Inc.	Barclays Bank PLC		(12,663)	07/23/26	(0.15)%	1D OBFR01	Monthly	329
Lululemon Athletica, Inc.	HSBC Bank PLC		(43,190)	02/09/28	(0.15)%	1D OBFR01	Monthly	(2,912)
Lululemon Athletica, Inc.	Merrill Lynch International		(5,954)	06/15/28	(0.15)%	1D OBFR01	Monthly	(112)
Magna International, Inc.	Barclays Bank PLC		(66,816)	07/23/26	(0.15)%	1D OBFR01	Monthly	261
Markel Group, Inc.	Goldman Sachs Bank USA		(61,696)	08/18/26	(0.15)%	1D FEDL01	Monthly	(994)
Medpace Holdings, Inc.	Barclays Bank PLC		(174,329)	07/23/26	(0.15)%	1D OBFR01	Monthly	(4,463)
Medpace Holdings, Inc.	HSBC Bank PLC		(6,515)	02/09/28	(0.15)%	1D OBFR01	Monthly	(617)
Medpace Holdings, Inc.	Merrill Lynch International		(40,749)	06/15/28	(0.15)%	1D OBFR01	Monthly	(1,572)
Mondelez International, Inc., Class A	Barclays Bank PLC		(2,663)	07/23/26	(0.15)%	1D OBFR01	Monthly	83
Mondelez International, Inc., Class A	HSBC Bank PLC		(54,349)	02/09/28	(0.15)%	1D OBFR01	Monthly	343
Mondelez International, Inc., Class A	Merrill Lynch International		(4,097)	06/15/28	(0.15)%	1D OBFR01	Monthly	42
MSCI, Inc., Class A	Barclays Bank PLC		(53,451)	07/23/26	(0.15)%	1D OBFR01	Monthly	653
MSCI, Inc., Class A	Goldman Sachs Bank USA		(14,483)	08/18/26	(0.15)%	1D FEDL01	Monthly	(278)
MSCI, Inc., Class A	Merrill Lynch International		(132,571)	06/15/28	(0.15)%	1D OBFR01	Monthly	(2,547)
Murphy Oil Corp.	Goldman Sachs Bank USA		(131,779)	08/18/26	(0.15)%	1D FEDL01	Monthly	(10,843)
Murphy Oil Corp.	HSBC Bank PLC		(90,800)	02/09/28	(0.15)%	1D OBFR01	Monthly	(6,204)
Murphy Oil Corp.	Merrill Lynch International		(5,352)	06/15/28	(0.15)%	1D OBFR01	Monthly	(440)
Norfolk Southern Corp.	Barclays Bank PLC		(26,752)	07/23/26	(0.15)%	1D OBFR01	Monthly	434
Norfolk Southern Corp.	Goldman Sachs Bank USA		(44,918)	08/18/26	(0.15)%	1D FEDL01	Monthly	122
Norfolk Southern Corp.	Merrill Lynch International		(96,855)	06/15/28	0.30%	1D OBFR01	Monthly	262
Northern Trust Corp.	Goldman Sachs Bank USA		(54,567)	08/18/26	(0.15)%	1D FEDL01	Monthly	(2,278)
Northern Trust Corp.	HSBC Bank PLC		(57,171)	02/09/28	(0.15)%	1D OBFR01	Monthly	(2,562)
Novartis AG, ADR	Merrill Lynch International		(205,443)	06/15/28	(0.15)%	1D OBFR01	Monthly	(3,870)
NXP Semiconductors NV	Goldman Sachs Bank USA		(45,070)	08/18/26	(0.15)%	1D FEDL01	Monthly	(1,196)
NXP Semiconductors NV	HSBC Bank PLC		(12,637)	02/09/28	(0.15)%	1D OBFR01	Monthly	(1,689)
Occidental Petroleum Corp.	Barclays Bank PLC		(30,431)	07/23/26	(0.15)%	1D OBFR01	Monthly	(1,182)
Occidental Petroleum Corp.	Goldman Sachs Bank USA		(133,027)	08/18/26	(0.15)%	1D FEDL01	Monthly	(8,946)
Occidental Petroleum Corp.	HSBC Bank PLC		(27,700)	02/09/28	(0.15)%	1D OBFR01	Monthly	(2,056)
Occidental Petroleum Corp.	Merrill Lynch International		(161,042)	06/15/28	(0.15)%	1D OBFR01	Monthly	(10,830)
Omega Healthcare Investors, Inc.	Merrill Lynch International		(108,594)	06/15/28	(0.15)%	1D OBFR01	Monthly	(4,131)
ONEOK, Inc.	Barclays Bank PLC		(55,382)	07/23/26	(0.15)%	1D OBFR01	Monthly	(1,140)
ONEOK, Inc.	HSBC Bank PLC		(18,183)	02/09/28	(0.15)%	1D OBFR01	Monthly	(530)
Otis Worldwide Corp.	Barclays Bank PLC		(8,238)	07/23/26	(0.15)%	1D OBFR01	Monthly	205
Otis Worldwide Corp.	Goldman Sachs Bank USA		(53,332)	08/18/26	(0.15)%	1D FEDL01	Monthly	641
Palo Alto Networks, Inc.	Merrill Lynch International		(70,659)	06/15/28	(0.15)%	1D OBFR01	Monthly	(5,359)
Paychex, Inc.	Barclays Bank PLC		(56,324)	07/23/26	(0.15)%	1D OBFR01	Monthly	542
Paychex, Inc.	HSBC Bank PLC		(2,683)	02/09/28	(0.15)%	1D OBFR01	Monthly	33
Paychex, Inc.	Merrill Lynch International		(2,339)	06/15/28	(0.15)%	1D OBFR01	Monthly	(32)
Paycom Software, Inc.	Barclays Bank PLC		(2,807)	07/23/26	(0.15)%	1D OBFR01	Monthly	81
Paycom Software, Inc.	HSBC Bank PLC		(35,627)	02/09/28	(0.15)%	1D OBFR01	Monthly	419
Paycom Software, Inc.	Merrill Lynch International		(23,238)	06/15/28	(0.53)%	1D OBFR01	Monthly	(1,067)
Penske Automotive Group, Inc.	Barclays Bank PLC		(6,181)	07/23/26	(0.15)%	1D OBFR01	Monthly	96
Penske Automotive Group, Inc.	Goldman Sachs Bank USA		(59,696)	08/18/26	(0.15)%	1D FEDL01	Monthly	(1,344)
Pinterest, Inc., Class A	Goldman Sachs Bank USA		(59,866)	08/18/26	(0.15)%	1D FEDL01	Monthly	(1,893)
Pool Corp.	Barclays Bank PLC		(5,827)	07/23/26	(0.15)%	1D OBFR01	Monthly	234
Pool Corp.	Goldman Sachs Bank USA		(1,931)	08/18/26	(0.15)%	1D FEDL01	Monthly	66
Pool Corp.	HSBC Bank PLC		(45,546)	02/09/28	(0.15)%	1D OBFR01	Monthly	(749)
Pool Corp.	Merrill Lynch International		(9,653)	06/15/28	(0.15)%	1D OBFR01	Monthly	331
Procore Technologies, Inc.	Barclays Bank PLC		(4,747)	07/23/26	(0.15)%	1D OBFR01	Monthly	(119)
Procore Technologies, Inc.	Goldman Sachs Bank USA		(5,873)	08/18/26	(0.15)%	1D FEDL01	Monthly	(382)
Procore Technologies, Inc.	HSBC Bank PLC		(16,639)	02/09/28	(0.15)%	1D OBFR01	Monthly	(1,920)
Procore Technologies, Inc.	Merrill Lynch International		(88,754)	06/15/28	(0.15)%	1D OBFR01	Monthly	(5,780)

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock U.S. Insights Long/Short Equity Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
PTC, Inc.	Goldman Sachs Bank USA	USD	(66,898)	08/18/26	(0.15)%	1D FEDL01	Monthly	$ (2,489)
PTC, Inc.	HSBC Bank PLC		(78,676)	02/09/28	(0.15)%	1D OBFR01	Monthly	(3,095)
PTC, Inc.	Merrill Lynch International		(55,371)	06/15/28	(0.15)%	1D OBFR01	Monthly	(2,061)
Pure Storage, Inc., Class A	Barclays Bank PLC		(84,287)	07/23/26	(0.15)%	1D OBFR01	Monthly	(27,860)
Pure Storage, Inc., Class A	Goldman Sachs Bank USA		(28,900)	08/18/26	(0.15)%	1D FEDL01	Monthly	(9,362)
Pure Storage, Inc., Class A	HSBC Bank PLC		(2,285)	02/09/28	(0.15)%	1D OBFR01	Monthly	(742)
QXO, Inc.	Goldman Sachs Bank USA		(69,188)	08/18/26	(0.15)%	1D FEDL01	Monthly	1,249
Raymond James Financial, Inc.	HSBC Bank PLC		(63,329)	02/09/28	(0.15)%	1D OBFR01	Monthly	(1,736)
Regency Centers Corp.	Barclays Bank PLC		(55,203)	07/23/26	(0.15)%	1D OBFR01	Monthly	(114)
Regency Centers Corp.	Merrill Lynch International		(5,540)	06/15/28	(0.15)%	1D OBFR01	Monthly	(115)
RH	Goldman Sachs Bank USA		(61,376)	08/18/26	(0.15)%	1D FEDL01	Monthly	1,348
Rivian Automotive, Inc., Class A	Barclays Bank PLC		(55,934)	07/23/26	(0.38)%	1D OBFR01	Monthly	(2,051)
Rivian Automotive, Inc., Class A	Goldman Sachs Bank USA		(2,901)	08/18/26	(0.15)%	1D FEDL01	Monthly	(315)
Rivian Automotive, Inc., Class A	HSBC Bank PLC		(3,386)	02/09/28	(0.15)%	1D OBFR01	Monthly	(468)
Rivian Automotive, Inc., Class A	Merrill Lynch International		(2,436)	06/15/28	(0.15)%	1D OBFR01	Monthly	(265)
Rocket Cos., Inc., Class A	Barclays Bank PLC		(18,275)	07/23/26	(8.00)%	1D OBFR01	Monthly	931
Rocket Cos., Inc., Class A	Goldman Sachs Bank USA		(39,782)	08/18/26	(8.85)%	1D FEDL01	Monthly	120
SBA Communications Corp.	Goldman Sachs Bank USA		(52,346)	08/18/26	(0.15)%	1D FEDL01	Monthly	3,591
SBA Communications Corp.	HSBC Bank PLC		(7,702)	02/09/28	(0.15)%	1D OBFR01	Monthly	532
Schlumberger NV	Barclays Bank PLC		(22,897)	07/23/26	(0.15)%	1D OBFR01	Monthly	(791)
Schlumberger NV	HSBC Bank PLC		(3,780)	02/09/28	(0.15)%	1D OBFR01	Monthly	(457)
Schlumberger NV	Merrill Lynch International		(53,180)	06/15/28	(0.15)%	1D OBFR01	Monthly	(6,206)
Sherwin-Williams Co. (The)	Barclays Bank PLC		(2,611)	07/23/26	(0.15)%	1D OBFR01	Monthly	50
Sherwin-Williams Co. (The)	HSBC Bank PLC		(41,203)	02/09/28	(0.15)%	1D OBFR01	Monthly	(1,599)
Sherwin-Williams Co. (The)	Merrill Lynch International		(20,042)	06/15/28	(0.15)%	1D OBFR01	Monthly	(79)
Shift4 Payments, Inc., Class A	Goldman Sachs Bank USA		(97,969)	08/18/26	(0.39)%	1D FEDL01	Monthly	305
Simon Property Group, Inc.	Goldman Sachs Bank USA		(68,446)	08/18/26	(0.15)%	1D FEDL01	Monthly	(2,915)
Solventum Corp.	Barclays Bank PLC		(116,724)	07/23/26	(0.15)%	1D OBFR01	Monthly	730
Solventum Corp.	Goldman Sachs Bank USA		(39,567)	08/18/26	(0.15)%	1D FEDL01	Monthly	(925)
Solventum Corp.	Merrill Lynch International		(28,925)	06/15/28	(0.15)%	1D OBFR01	Monthly	(676)
Starbucks Corp.	Barclays Bank PLC		(2,210)	07/23/26	(0.15)%	1D OBFR01	Monthly	5
Starbucks Corp.	Merrill Lynch International		(58,346)	06/15/28	(0.15)%	1D OBFR01	Monthly	1,552
Stryker Corp.	HSBC Bank PLC		(57,015)	02/09/28	(0.15)%	1D OBFR01	Monthly	(2,088)
T Rowe Price Group, Inc.	Barclays Bank PLC		(110,131)	07/23/26	(0.15)%	1D OBFR01	Monthly	681
T Rowe Price Group, Inc.	HSBC Bank PLC		(7,564)	02/09/28	(0.15)%	1D OBFR01	Monthly	(184)
Teleflex, Inc.	Barclays Bank PLC		(2,847)	07/23/26	(0.15)%	1D OBFR01	Monthly	66
Teleflex, Inc.	Goldman Sachs Bank USA		(6,396)	08/18/26	(0.15)%	1D FEDL01	Monthly	(304)
Teleflex, Inc.	HSBC Bank PLC		(52,219)	02/09/28	(0.15)%	1D OBFR01	Monthly	(3,528)
Teleflex, Inc.	Merrill Lynch International		(2,776)	06/15/28	(0.15)%	1D OBFR01	Monthly	(132)
Texas Pacific Land Corp.	Barclays Bank PLC		(2,735)	07/23/26	(0.15)%	1D OBFR01	Monthly	(66)
Texas Pacific Land Corp.	HSBC Bank PLC		(57,702)	02/09/28	(0.15)%	1D OBFR01	Monthly	(4,841)
Thomson Reuters Corp.	Barclays Bank PLC		(100,524)	07/23/26	(0.15)%	1D OBFR01	Monthly	529
Thomson Reuters Corp.	Merrill Lynch International		(147,119)	06/15/28	(0.05)%	1D OBFR01	Monthly	(2,784)
TKO Group Holdings, Inc., Class A	HSBC Bank PLC		(66,296)	02/09/28	(0.15)%	1D OBFR01	Monthly	(10,666)
Toast, Inc., Class A	HSBC Bank PLC		(86,014)	02/09/28	(0.15)%	1D OBFR01	Monthly	(3,645)
TransMedics Group, Inc.	Goldman Sachs Bank USA		(60,714)	08/18/26	(0.15)%	1D FEDL01	Monthly	5,993
TransMedics Group, Inc.	HSBC Bank PLC		(9,618)	02/09/28	(0.15)%	1D OBFR01	Monthly	(39)
Trex Co., Inc.	Goldman Sachs Bank USA		(2,839)	08/18/26	(0.15)%	1D FEDL01	Monthly	65
Trex Co., Inc.	Merrill Lynch International		(70,334)	06/15/28	(0.15)%	1D OBFR01	Monthly	1,617
UL Solutions, Inc., Class A	Goldman Sachs Bank USA		(3,691)	08/18/26	(0.15)%	1D FEDL01	Monthly	216
UL Solutions, Inc., Class A	HSBC Bank PLC		(56,223)	02/09/28	(0.15)%	1D OBFR01	Monthly	2,908
Universal Health Services, Inc., Class B	Barclays Bank PLC		(27,466)	07/23/26	(0.15)%	1D OBFR01	Monthly	592
Universal Health Services, Inc., Class B	Goldman Sachs Bank USA		(37,122)	08/18/26	(0.15)%	1D FEDL01	Monthly	(647)
Universal Health Services, Inc., Class B	HSBC Bank PLC		(30,153)	02/09/28	(0.15)%	1D OBFR01	Monthly	(1,624)
Universal Health Services, Inc., Class B	Merrill Lynch International		(22,844)	06/15/28	(0.15)%	1D OBFR01	Monthly	(398)
Vail Resorts, Inc.	Barclays Bank PLC		(12,224)	07/23/26	(0.15)%	1D OBFR01	Monthly	(62)
Vail Resorts, Inc.	HSBC Bank PLC		(50,565)	02/09/28	(0.15)%	1D OBFR01	Monthly	(5,127)
VeriSign, Inc.	Barclays Bank PLC		(62,266)	07/23/26	(0.15)%	1D OBFR01	Monthly	(882)
VeriSign, Inc.	HSBC Bank PLC		(33,442)	02/09/28	(0.15)%	1D OBFR01	Monthly	(182)
VeriSign, Inc.	Merrill Lynch International		(24,290)	06/15/28	(0.15)%	1D OBFR01	Monthly	(313)

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock U.S. Insights Long/Short Equity Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Verisk Analytics, Inc.	Merrill Lynch International	USD	(76,876)	06/15/28	(0.15)%	1D OBFR01	Monthly	$ (75)
Viatris, Inc.	Goldman Sachs Bank USA		(40,944)	08/19/26	(0.15)%	1D FEDL01	Monthly	232
Viatris, Inc.	Merrill Lynch International		(41,941)	06/15/28	(0.15)%	1D OBFR01	Monthly	237
Waste Management, Inc.	Goldman Sachs Bank USA		(59,197)	08/18/26	(0.15)%	1D FEDL01	Monthly	110
Western Alliance Bancorp	HSBC Bank PLC		(93,975)	02/09/28	(0.15)%	1D OBFR01	Monthly	(12,321)
Weyerhaeuser Co.	Barclays Bank PLC		(8,827)	07/23/26	(0.15)%	1D OBFR01	Monthly	316
Weyerhaeuser Co.	Goldman Sachs Bank USA		(2,067)	08/18/26	(0.15)%	1D FEDL01	Monthly	(2)
Weyerhaeuser Co.	Merrill Lynch International		(50,621)	06/15/28	(0.15)%	1D OBFR01	Monthly	(59)
WW Grainger, Inc.	HSBC Bank PLC		(54,157)	02/09/28	(0.15)%	1D OBFR01	Monthly	(3,612)
WW Grainger, Inc.	Merrill Lynch International		(7,759)	06/15/28	(0.15)%	1D OBFR01	Monthly	(349)
Zimmer Biomet Holdings, Inc.	Barclays Bank PLC		(2,477)	07/23/26	(0.15)%	1D OBFR01	Monthly	37
Zimmer Biomet Holdings, Inc.	Goldman Sachs Bank USA		(65,246)	08/18/26	(0.15)%	1D FEDL01	Monthly	(2,127)
Total short positions of equity swaps								(268,544)
Total long and short positions of equity swaps								(84,651)
Net dividends and financing fees								(2,679)
Total equity swap contracts including dividends and financing fees								$ (87,330)

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 224,341	$ —	$ —	$ 224,341
Short-Term Securities
Money Market Funds	18,113	—	—	18,113
U.S. Treasury Obligations	—	11,684,886	—	11,684,886
	$ 242,454	$ 11,684,886	$ —	$ 11,927,340

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock U.S. Insights Long/Short Equity Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ —	$ 496,099	$ —	$ 496,099
Liabilities
Equity Contracts	—	(583,429)	—	(583,429)
	$ —	$ (87,330)	$ —	$ (87,330)

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
1D FEDL01	USD - 1D Overnight Fed Funds Effective Rate
1D OBFR01	USD - 1D Overnight Bank Funding Rate
ADR	American Depositary Receipt
NVS	Non-Voting Shares
OTC	Over-the-Counter